Fair Value Measurements (Details) - Schedule of assets and liabilities at fair value on a recurring basis - USD ($)	Dec. 31, 2021	Aug. 09, 2021	Dec. 31, 2020
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Assets:
Investments held in Trust Account – Money market funds		$ 207,000,000.0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member]
Assets:
Total assets measured at fair value	$ 31,446,000		$ 55,747,000
Liabilities:
Warrant Liability	2,105,000		125,000
Total liabilities measured at fair value	33,796,000		17,398,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member] | Convertible Debt [Member]
Liabilities:
Warrant Liability	31,691,000		17,273,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets:
Money market funds	31,446,000		55,747,000
Level 1 [Member]
Assets:
Investments held in Trust Account – Money market funds	207,012,391
Level 1 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member]
Assets:
Total assets measured at fair value	31,446,000		55,747,000
Liabilities:
Warrant Liability	0		0
Total liabilities measured at fair value	0		0
Level 1 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member] | Convertible Debt [Member]
Liabilities:
Warrant Liability	0		0
Level 1 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets:
Money market funds	31,446,000		55,747,000
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	12,420,000
Level 3 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member]
Assets:
Total assets measured at fair value	0		0
Liabilities:
Warrant Liability	2,105,000		125,000
Total liabilities measured at fair value	33,796,000		17,398,000
Level 3 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member] | Convertible Debt [Member]
Liabilities:
Warrant Liability	31,691,000		17,273,000
Level 3 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets:
Money market funds	0		0
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	2,520,000
Level 3 [Member] | Sponsor and Directors [Member]
Liabilities:
Warrant Liability	945,000
Level 2 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member]
Assets:
Total assets measured at fair value	0		0
Liabilities:
Warrant Liability	0		0
Total liabilities measured at fair value	0		0
Level 2 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member] | Convertible Debt [Member]
Liabilities:
Warrant Liability	0		0
Level 2 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets:
Money market funds	$ 0		$ 0